Bank borrowings	12 Months Ended
Dec. 31, 2023
Bank borrowings
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2023
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	66,300	—	30,683	30,683
Other loans	—	14,913	952	15,865
Total		14,913	31,635	46,548

	2022
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	95,994	—	60,976	60,976
Other loans	—	15,774	1,083	16,857
Total		15,774	62,059	77,833

Credit facilities

In June 2022, a Company subsidiary entered into a five-year, $100 million asset-based revolving credit facility (the “ABL Revolver”), with the Bank of Montreal as lender and agent. The maximum amount available under the ABL Revolver is subject to a borrowing base test comprising North American inventory and accounts receivable. The revolver bears interest at SOFR plus a spread of between 150/175 basis points depending on levels of utilization.

As of December 31, 2023 and 2022, the ABL Revolver remains undrawn, respectively.

Under the ABL credit agreement, the borrowers commit to respect usual affirmative covenants, among others communicating any default or event of default, a change of control, the creation of acquisition of subsidiaries, a casualty or damage to any material used as collateral, maintenance of insurance, compliance with ERISA and the Canadian Pension

Laws, and compliance with environmental laws. The borrowers also commit not to create or incur any indebtedness, capital leases in excess of $7.5 million, create liens, merge, dissolve, divide any borrowers, change the nature of the business, pay dividends, repay indebtedness for the account of holder of Equity Interests of any Loan Party or its affiliates, maintain a financial covenant consolidated fixed charge coverage ratio to be less than 1.00 to 1.00.

Borrowings from receivable factoring facility

In 2020, the Company signed a factoring agreement with a financial institution, to anticipate the collection of receivables issued by the Company’s European entities. See Note 9 for further details.

Other Loans

French Loan: In 2020, a Company subsidiary entered into a loan agreement with BNP Paribas to borrow an aggregate principal amount, interest-free, of €4.3 million ($5.3 million), to finance Company’s activities in France. The French government guaranteed the loan in line with special measures taken in response to the COVID-19 pandemic. The loan is to be repaid by 2026. The Company is liable for a fee of 0.5% based on the total borrowed capital. The balance as of December 31, 2023 is $2,635 thousand ($3,456 thousand as of December 31, 2022).

The fair value of this loan as of December 31, 2023, based on discounted cash flows at a market interest rate (Level 2), amounts to $2,486 thousand.

New Market Tax Credit Structure: In June 2022, the Company, through one of its subsidiaries, and United Bank (“Investor”) invested through the New Markets Tax Credit (“NMTC”) program in the US to reactivate the Company’s plant in Selma, Alabama. The reactivation of the plant in Selma, Alabama, in 2022 resulted in us being granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings consist of the following at December 31:

	2023
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	—	13,230
Borrowings in EUR	1,683	31,635	33,318
Total	14,913	31,635	46,548

	2022
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	170	13,400
Borrowings in EUR	2,544	61,889	64,433
Total	15,774	62,059	77,833

Contractual maturity of bank borrowings

The contractual maturity of bank borrowings at December 31, 2023, was as follows:

	2023
	2024	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	30,683	—	—	30,683
Other loans	952	1,683	13,230	15,865
Total	31,635	1,683	13,230	46,548